Transactions with Related Parties - Statement of Income (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Related Party Transaction [Line Items]
Total expenses with related parties	$ 44,282	$ 43,133	$ 38,962
Tsakos Shipping and Trading S.A.
Related Party Transaction [Line Items]
Commissions	6,580	6,532	5,989
Tsakos Energy Management Limited
Related Party Transaction [Line Items]
Management fees	20,169	19,480	16,935
Tsakos Columbia Shipmanagement S.A.
Related Party Transaction [Line Items]
Special charges	2,389	1,518	2,136
Argosy Insurance Company Limited
Related Party Transaction [Line Items]
Insurance premiums	9,799	10,199	9,036
AirMania Travel S.A.
Related Party Transaction [Line Items]
Travel services	$ 5,345	$ 5,404	$ 4,866